Other operating income/(expense) - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	£ 541	£ 258	£ 195
Fair value remeasurements on contingent consideration	(92)	£ (1,252)	£ (1,012)
Vaccines business acquisition [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	67
Shionogi ViiV healthcare joint venture [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	31
Rabies Vaccine [Member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	306
Consumer Tail Brands [member]
Disclosure of other operating income expense [line items]
Profit on disposal of business	£ 143